Customer and Commercial Financing - Summary of Customer and Commercial Financing Maturities (Parenthetical) (Detail) - Loans to consumers [member]	12 Months Ended
Dec. 31, 2021
DisclosureOfCustomerAndCommercialFinancingMaturities [Line Items]
Receivables Interest Rate	6.00%
Receivables Maturity Year	2023